Commodities Strategy Fund Expense Example - Class A and Class C [Member] - Commodities Strategy Fund	Dec. 31, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 351
Expense Example, with Redemption, 3 Years	793
Expense Example, with Redemption, 5 Years	1,361
Expense Example, with Redemption, 10 Years	2,907
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	642
Expense Example, with Redemption, 3 Years	1,009
Expense Example, with Redemption, 5 Years	1,400
Expense Example, with Redemption, 10 Years	$ 2,494